Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) - Additional Information (Details)	1 Months Ended		6 Months Ended	12 Months Ended						30 Months Ended	36 Months Ended
	Jul. 31, 2020 GBP (£) REPRESENTATIVE	Jul. 31, 2020 USD ($) REPRESENTATIVE	Jun. 30, 2023 CASE	Dec. 31, 2023 GBP (£) CASE REPRESENTATIVE	Dec. 31, 2023 USD ($) CASE REPRESENTATIVE	Dec. 31, 2022 GBP (£) CASE	Dec. 31, 2021 GBP (£)	Dec. 31, 2015 GBP (£) CASE	Dec. 31, 2015 USD ($) CASE	Jun. 30, 2023 CASE	Dec. 31, 2023 GBP (£) CASE	Dec. 31, 2023 USD ($) CASE
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements | £				£ 2,023,000,000		£ 2,387,000,000	£ 2,486,000,000
Number of paid judgements cases				8	8
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	£ 113,700,000,000	$ 145,000,000,000
Loss contingency amount of overall damages comprising compensatory damages	£ 10,200,000	$ 13,000,000
Number of representative in Engle class action awarded | REPRESENTATIVE	3	3
Engle class action and Engle Progeny cases Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representatives allowed by judgment to stand aside punitive damages award | REPRESENTATIVE				2	2
Number of representative in Engle class action awarded | REPRESENTATIVE				3	3
Members permitted to file description				Putative	Putative
Period of permission to file individual lawsuits				1 year	1 year
Individual lawsuits extended date				Jan. 11, 2008	Jan. 11, 2008
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements											£ 64,000,000	$ 81,492,000
Litigation settlement amount								£ 78,400,000	$ 100,000,000
Number of cases covered by settlement								400	400
Number of cases not covered by settlement								12	12
Number of cases not covered by settlement, filed by different lawyer								2	2
Total number of cases				305	305	665
Number of plaintiffs				380	380
Number of cases			5
Payment for compensatory and punitive damages				£ 30,200,000	$ 38,500,000
Number of cases for attorneys fees and statutory interest				3	3						3	3
Number of resolution bundles for attorneys fees and statutory interest				4	4						4	4
Amount paid for attorneys fees and statutory interest				£ 18,000,000.0	$ 22,900,000
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials										35	35	35
Total bond cap				£ 156,900,000	$ 200,000,000
R J Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	£ 28,500,000,000	$ 36,300,000,000
R J Reynolds Tobacco Company | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								£ 33,300,000	$ 42,500,000
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	13,800,000,000	17,600,000,000
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements	£ 12,800,000,000	$ 16,300,000,000
PM USA | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								33,300,000	42,500,000
Lorillard Tobacco | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								£ 11,800,000	$ 15,000,000